LITIGATION AND CONTINGENCIES - Guarantees (Details) $ in Thousands	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 CLP ($)
CONTINGENCIES AND COMMITMENTS
Contingent liability | R$		R$ 127,294,115
Administradora Plaza Vespucio S.A. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	$ 141,900		$ 169,150
Cooperativa Agrcola Pisquera Elqui Limitada | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,212,500		1,125,595
Mall Plaza | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	628,381		666,024
Metro S.A. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	23,204		22,222
Parque Arauco | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	312,712		299,464
Lease Agreement | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	92,875		96,299
Others | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	98,879		59,468
Several Retail three | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	22,235		17,656
Workers' claims | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	8,045,861		7,100,709
Civil and tax claims | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	6,370,534		7,485,574
Governmental entities | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	9,990,170		11,259,278
Distribuidora Baraldo S.H. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	19		22
Acuna Gomez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	29		33
Nicanor Lopez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	21		23
Municipalidad Bariloche | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	0		434
Municipalidad San Antonio Oeste | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,131		2,395
Municipalidad Carlos Casares | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	86		97
Municipalidad Chivilcoy | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	13,331		14,979
Granada Maximiliano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	174		195
Municipalidad De Junin | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	0		94
Almada Jorge | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	236		265
Others | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	55		64
Temas Industriales SA - Embargo General de Fondos | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	12,107		13,604
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,559		2,441
Coto Cicsa | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,014		1,139
Cencosud | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	241		271
Jose Luis Kreitzer, Alexis Beade Y Cesar Bechetti | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	0		25,920
Vicentin | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	956		1,074
Provincia de Entre Rios | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	6,981
Marcus A. Pena | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	5,252		5,332
Ana Maria Mazo | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,137		1,077
Stefano Szwao Giacomelli | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	3,054		2,892
Sofia Cartes | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,637
Labor procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability	6,648,889		2,681,242
Administrative procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability	80,036,491		11,245,798
Federal Government
CONTINGENCIES AND COMMITMENTS
Contingent liability	188,083,737		223,415,663
State Government
CONTINGENCIES AND COMMITMENTS
Contingent liability	116,943,181		108,317,724
Sorocaba Refrescos
CONTINGENCIES AND COMMITMENTS
Contingent liability			3,623,490
Others
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,407,340		1,369,766
Aduana De Ezeiza One
CONTINGENCIES AND COMMITMENTS
Contingent liability	576,829		658,369
Aduana De Ezeiza Two
CONTINGENCIES AND COMMITMENTS
Contingent liability	$ 4,414		$ 3,886